Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 16,267,180	$ 60,493,287
Liabilities	1,944,889	3,556,814
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,716,860	24,895,588
Liabilities	1,486,976	3,537,796
Forward Contracts [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,069,028	1,168,919
Liabilities	1,116,899	1,125,088
Forward Contracts [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	665,811	1,901,957
Liabilities	730,361	1,988,889
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	12,994,751	55,493,206
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		21,747,370
Futures Contracts [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	2,203,401	3,831,162
Liabilities	827,990	2,431,726
Futures Contracts [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,051,049	1,246,261
Liabilities	756,615	1,548,907
Level 1 [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	2,573,952	4,572,104
Liabilities	1,362,699	3,386,514
Level 1 [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,109,968	1,402,440
Liabilities	1,049,647	1,915,062
Level 1 [Member] | Forward Contracts [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	370,551	740,942
Liabilities	534,709	954,788
Level 1 [Member] | Forward Contracts [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	58,919	156,179
Liabilities	293,032	366,155
Level 1 [Member] | Futures Contracts [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	2,203,401	3,831,162
Liabilities	827,990	2,431,726
Level 1 [Member] | Futures Contracts [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,051,049	1,246,261
Liabilities	756,615	1,548,907
Level 2 [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	13,693,228	55,921,183
Liabilities	582,190	170,300
Level 2 [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	606,892	23,493,148
Liabilities	437,329	1,622,734
Level 2 [Member] | Forward Contracts [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	698,477	427,977
Liabilities	582,190	170,300
Level 2 [Member] | Forward Contracts [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	606,892	1,745,778
Liabilities	437,329	1,622,734
Level 2 [Member] | U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 12,994,751	55,493,206
Level 2 [Member] | U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		$ 21,747,370